Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PSUs [Member]
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding		32,690
Granted	60,000
Converted to common shares	(92,690)
Outstanding	0
RSUs [Member]
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding		0
Granted		846
Converted to common shares		(846)
Outstanding		0